UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09401

Name of Fund: The BlackRock Strategic Municipal Trust (BSD)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, The BlackRock Strategic Municipal Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2008

Date of reporting period: 07/01/2008 – 09/30/2008

Item 1 – Schedule of Investments

BlackRock Strategic Municipal Trust
Schedule of Investments September 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
Alabama - 11.9%	Alabama State Public School and College Authority, Capital Improvement Revenue Bonds, Series C, 5.75%, 7/01/18	$ 7,000	$ 7,221,270
	Courtland, Alabama, IDB, Solid Waste Disposal Revenue Refunding Bonds (Champion International Corporation Project), AMT, Series A, 6.70%, 11/01/29	3,000	2,817,930
			10,039,200
Arizona - 3.7%	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, 5%, 12/01/32	1,455	1,045,374
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, 5%, 12/01/37	1,890	1,319,938
	San Luis, Arizona, Facilities Development Corporation, Senior Lien Revenue Bonds (Regional Detention Center Project), 6.25%, 5/01/15	210	191,268
	San Luis, Arizona, Facilities Development Corporation, Senior Lien Revenue Bonds (Regional Detention Center Project), 7%, 5/01/20	210	183,189
	San Luis, Arizona, Facilities Development Corporation, Senior Lien Revenue Bonds (Regional Detention Center Project), 7.25%, 5/01/27	420	356,950
			3,096,719
California - 13.5%	California County Tobacco Securitization Agency, Tobacco Revenue Bonds (Stanislaus County Tobacco Funding Corporation), Sub-Series C, 6.30%, 6/01/55 (a)	3,095	50,170
	California State, GO, 5%, 3/01/33 (b)	5,000	4,590,650
	Sacramento County, California, Airport System Revenue Bonds, FLOATS, VRDN, AMT, Series 2729, 7.61%, 7/01/39 (c)(d)(e)	670	670,000
	University of California Revenue Bonds, Series B, 4.75%, 5/15/38	1,835	1,603,441
	West Valley Mission Community College District, California, GO (Election of 2004), Series A, 4.75%, 8/01/30 (d)	5,000	4,508,700
			11,422,961
Colorado - 4.6%	Colorado Health Facilities Authority, Revenue Refunding Bonds (Poudre Valley Health Care), 5.20%, 3/01/31 (d)	240	213,355
	Colorado Springs, Colorado, Utilities System Improvement Revenue Bonds, Subordinate Lien, Series C, 5%, 11/15/45 (d)	445	401,515
	Northwest Parkway Public Highway Authority, Colorado, Senior Revenue Bonds, CABS, Series B, 6.30%, 6/15/11 (a)(d)(f)	10,000	2,868,300
	Park Creek Metropolitan District, Colorado, Senior Limited Tax Supported Revenue Refunding Bonds, 5.50%, 12/01/37	440	371,202
			3,854,372

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names of many of the securities have been abbreviated according to the list below.
AMT	Alternative Minimum Tax (subject to)	HFA	Housing Finance Agency
CABS	Capital Appreciation Bonds	IDA	Industrial Development Authority
EDA	Economic Development Authority	IDB	Industrial Development Board
EDR	Economic Development Revenue Bonds	S/F	Single-Family
FLOATS	Floating Rate Securities	SIFMA	Securities Industry and Financial Markets
GO	General Obligation Bonds		Association
HDA	Housing Development Authority	VRDN	Variable Rate Demand Notes

BlackRock Strategic Municipal Trust
Schedule of Investments September 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
Connecticut - 7.2%	Mashantucket Western Pequot Tribe, Connecticut, Special Revenue Refunding Bonds, Sub-Series A, 5.50%, 9/01/28	$1,500	$1,188,270
	Mashantucket Western Pequot Tribe, Connecticut, Special Revenue Refunding Bonds, Sub-Series B, 5.75%, 9/01/27 (g)	6,000	4,942,020
			6,130,290
Florida - 15.3%	Arborwood Community Development District, Florida, Capital Improvement Special Assessment Bonds (Master Infrastructure Projects), Series B, 5.10%, 5/01/14	1,570	1,380,862
	Halifax Hospital Medical Center, Florida, Hospital Revenue Refunding Bonds, Series A, 5%, 6/01/38	1,050	808,007
	Hillsborough County, Florida, IDA, Exempt Facilities Revenue Bonds (National Gypsum Company), AMT, Series A, 7.125%, 4/01/30	3,300	2,947,263
	Jacksonville, Florida, Health Facilities Authority, Hospital Revenue Bonds(Baptist Medical Center Project), Series A, 5%, 8/15/37	715	588,753
	Miami Beach, Florida, Health Facilities Authority, Hospital Revenue Refunding Bonds (Mount Sinai Medical Center of Florida), 6.75%, 11/15/21	1,580	1,476,320
	Orange County, Florida, Tourist Development, Tax Revenue Refunding Bonds, 4.75%, 10/01/32 (h)	5,265	4,517,001
	Sumter Landing Community Development District, Florida, Recreational Revenue Bonds, Sub-Series B, 5.70%, 10/01/38	1,585	1,231,022
			12,949,228
Illinois - 7.4%	CenterPoint Intermodal Center Program Trust, Illinois, Tax Allocation Bonds, Class A, 8%, 6/15/23 (g)	850	768,349
	Illinois Educational Facilities Authority Revenue Bonds (Northwestern University), 5%, 12/01/33	5,000	4,680,450
	Illinois State Finance Authority Revenue Bonds (Friendship Village of Schaumburg), Series A, 5.625%, 2/15/37	295	220,893
	Illinois State Finance Authority Revenue Bonds (Monarch Landing, Inc. Project), Series A, 7%, 12/01/37	575	519,242
	Illinois State Finance Authority, Student Housing Revenue Bonds (MJH Education Assistance IV LLC), Sub-Series B, 5.375%, 6/01/35	300	86,355
			6,275,289
Kentucky - 7.5%	Kentucky Economic Development Finance Authority, Health System Revenue Refunding Bonds (Norton Healthcare, Inc.), Series B, 6.20%, 10/01/24 (a)(i)	17,780	6,338,748
Louisiana - 1.4%	Saint Tammany Parish, Louisiana, Financing Authority, S/F Mortgage Revenue Bonds (Home Ownership Program), Series A, 5.25%, 12/01/39 (j)(k)(l)	1,279	1,205,476
Maryland - 2.3%	Maryland State Community Development Administration, Department of Housing and Community Development, Residential Revenue Refunding Bonds, AMT, Series A, 4.70%, 9/01/37	2,500	1,916,425
Michigan - 3.2%	Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Henry Ford Health System), Series A, 5.25%, 11/15/46	730	595,490
	Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Mercy Health Services), Series X, 5.75%, 8/15/09 (f)(i)	2,000	2,069,660
			2,665,150

BlackRock Strategic Municipal Trust
Schedule of Investments September 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
Missouri - 7.1%	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds (Plum Point Project), 4.60%, 1/01/36 (i)	$ 2,385	$ 1,829,486
	Missouri State Health and Educational Facilities Authority, Health Facilities Revenue Refunding Bonds (Saint Anthony's Medical Center), 6.125%, 12/01/10 (f)	2,000	2,160,240
	Missouri State Housing Development Commission, S/F Mortgage Revenue Refunding Bonds (Homeownership Loan Program), AMT, Series B-1, 5.05%, 3/01/38 (j)(k)(l)	2,155	2,018,416
			6,008,142
Nebraska - 1.2%	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Series A, 4.75%, 2/01/44	1,205	1,037,481
Nevada - 0.9%	Clark County, Nevada, EDR, Refunding (Alexander Dawson School of Nevada Project), 5%, 5/15/29	905	803,559
New Jersey - 3.2%	Middlesex County, New Jersey, Improvement Authority, Subordinate Revenue Bonds (Heldrich Center Hotel/Conference Project), Series B, 6.25%, 1/01/37	645	507,176
	New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50%, 6/15/24	2,480	2,158,468
			2,665,644
New York - 4.6%	Albany, New York, IDA, Civic Facility Revenue Bonds (New Covenant Charter School Project), Series A, 7%, 5/01/35	315	228,233
	New York City, New York, City IDA, Special Facility Revenue Bonds (Continental Airlines Inc. Project), AMT, 7.75%, 8/01/31	4,395	3,660,639
			3,888,872
Ohio - 1.8%	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Bonds, Series A-2, 6.50%, 6/01/47	1,880	1,525,601
Oklahoma - 1.4%	Tulsa, Oklahoma, Municipal Airport Trust, Revenue Refunding Bonds, Series A, 7.75%, 6/01/35	1,225	1,148,536
Pennsylvania - 9.4%	Allegheny County, Pennsylvania, Hospital Development Authority, Revenue Refunding Bonds (West Penn Allegheny Health System), Series A, 5%, 11/15/13	1,750	1,578,220
	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds (Amtrak Project), AMT, Series A, 6.50%, 11/01/16	1,000	1,018,750
	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds (Amtrak Project), AMT, Series A, 6.125%, 11/01/21	700	673,477
	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds (Amtrak Project), AMT, Series A, 6.25%, 11/01/31	1,000	909,370
	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds (Reliant Energy), AMT, Series A, 6.75%, 12/01/36	2,745	2,403,906
	Pennsylvania Economic Development Financing Authority, Resource Recovery Revenue Refunding Bonds (Colver Project), Series G, 5.125%, 12/01/15	1,000	907,150

BlackRock Strategic Municipal Trust
Schedule of Investments September 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, AMT, Series 97A, 4.60%, 10/01/27	$ 420	$ 335,198
	Washington County, Pennsylvania, Capital Funding Authority Revenue Bonds (Capital Projects and Equipment Program), 6.15%, 12/01/29 (m)	105	99,754
			7,925,825
South Carolina - 3.4%	South Carolina Jobs EDA, Hospital Facilities Revenue Refunding Bonds (Palmetto Health Alliance), Series C, 7%, 8/01/13 (f)	2,500	2,876,200
South Dakota - 0.9%	South Dakota State Health and Educational Facilities Authority Revenue Bonds (Sanford Health), 5%, 11/01/40	910	776,822
Tennessee - 2.2%	Memphis-Shelby County, Tennessee, Airport Authority, Airport Revenue Bonds, AMT, Series D, 6%, 3/01/24 (m)	2,000	1,846,680
Texas - 13.0%	Brazos River Authority, Texas, PCR, Refunding (TXU Energy Company LLC Project), AMT, Series A, 8.25%, 10/01/30	730	707,742
	Harris County-Houston Sports Authority, Texas, Revenue Refunding Bonds, Senior Lien, Series A, 6.146%, 11/15/38 (a)(i)	4,750	580,450
	La Joya, Texas, Independent School District, GO, 5%, 2/15/34	4,060	3,757,693
	Montgomery County, Texas, Municipal Utility District Number 46, Waterworks and Sewer System, GO, 4.75%, 3/01/30 (i)	295	260,240
	North Texas Tollway Authority, System Revenue Refunding Bonds, Second Tier, Series F, 6.125%, 1/01/31	2,025	1,942,947
	Texas State Turnpike Authority, Central Texas Turnpike System Revenue Bonds, 6.06%, 8/15/31 (a)(m)	15,000	3,256,350
	Texas State Water Financial Assistance, GO, Refunding, 5.75%, 8/01/22	500	513,970
			11,019,392
Washington - 0.9%	Washington State Health Care Facilities Authority, Revenue Refunding Bonds (Providence Health System), Series A, 4.625%, 10/01/34 (n)	915	762,341
Wisconsin - 6.2%	Wisconsin State Health and Educational Facilities Authority Revenue Bonds (Ascension Health), Series A, 5%, 11/15/31	4,665	4,127,825
	Wisconsin State Health and Educational Facilities Authority, Revenue Refunding Bonds (Franciscan Sisters Healthcare), 5%, 9/01/26	1,375	1,136,891
			5,264,716
Multi-State - 7.4%	Charter Mac Equity Issuer Trust, 7.60%, 11/30/50 (g)(o)	2,000	2,148,200
	MuniMae TE Bond Subsidiary LLC, 6.875%, 6/30/49 (g)(o)	4,000	4,075,040
			6,223,240
	Total Municipal Bonds - 141.6%		119,666,909
	Municipal Bonds Transferred to
	Tender Option Bond Trusts (p)
Alabama - 0.8%	Birmingham, Alabama, Special Care Facilities Financing Authority, Revenue Refunding Bonds (Ascension Health Credit), Series C-2, 5%, 11/15/36	759	669,131
California - 1.0%	Sacramento County, California, Airport System Revenue Bonds, AMT, Senior Series B, 5.25%, 7/01/39 (d)	1,004	850,608

BlackRock Strategic Municipal Trust
Schedule of Investments September 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
	Municipal Bonds Transferred to	Par
State	Tender Option Bond Trusts (p)	(000)	Value
Colorado - 3.6%	Colorado Health Facilities Authority Revenue Bonds (Catholic Health),
	Series C-3, 5.10%, 10/01/41 (d)	$ 1,215	$ 1,106,968
	Colorado Health Facilities Authority Revenue Bonds (Catholic Health),
	Series C-7, 5%, 9/01/36 (d)	780	707,998
	Colorado Health Facilities Authority, Revenue Refunding Bonds
	(Poudre Valley Health Care), Series B, 5.25%, 3/01/36 (d)	480	423,841
	Colorado Health Facilities Authority, Revenue Refunding Bonds
	(Poudre Valley Health Care), Series C, 5.25%, 3/01/40 (d)	855	749,372
			2,988,179
Connecticut - 3.4%	Connecticut State Health and Educational Facilities Authority Revenue
	Bonds (Yale University), Series T-1, 4.70%, 7/01/29	1,575	1,456,198
	Connecticut State Health and Educational Facilities Authority Revenue
	Bonds (Yale University), Series X-3, 4.85%, 7/01/37	1,545	1,442,595
			2,898,793
Illinois - 1.6%	Chicago, Illinois, Housing Authority, Capital Program Revenue
	Refunding Bonds, 5%, 7/01/24 (d)	1,419	1,366,328
Massachusetts - 2.1%	Massachusetts State Water Resource Authority, General Revenue
	Refunding Bonds, Series A, 5%, 8/01/41	1,979	1,798,939
Ohio - 5.5%	Ohio State Air Quality Development Authority, Revenue Refunding
	Bonds (Dayton Power and Light Company Project), Series B,
	4.80%, 1/01/34 (n)(q)	5,269	4,656,066
Tennessee - 1.4%	Shelby County, Tennessee, Health, Educational and Housing Facility
	Board, Hospital Revenue Refunding Bonds (Saint Jude Children's
	Research Hospital), 5%, 7/01/31	1,274	1,168,756
Virginia - 3.3%	University of Virginia, Revenue Refunding Bonds, 5%, 6/01/40	1,800	1,730,754
	Virginia State, HDA, Commonwealth Mortgage Revenue Bonds,
	Series H, Sub-Series H-1, 5.35%, 7/01/31 (i)	1,125	1,086,165
			2,816,919
Washington - 1.7%	Central Puget Sound Regional Transportation Authority, Washington,
	Sales and Use Tax Revenue Bonds, Series A, 5%, 11/01/32 (d)	900	846,000
	King County, Washington, Sewer Revenue Refunding Bonds,
	5%, 1/01/36 (d)	615	569,861
			1,415,861
	Total Municipal Bonds Transferred to
	Tender Option Bond Trusts - 24.4%		20,629,580
	Total Long-Term Investments (Cost - $154,720,137) - 166.0%		140,296,489
	Short-Term Securities	Shares
	Merrill Lynch Institutional Tax-Exempt Fund, 5.29% (r)(s)	4,500,000	4,500,000
	Total Short-Term Securities
	(Cost - $4,500,000) - 5.3%		4,500,000
	Total Investments (Cost - $159,220,137*) - 171.3%		144,796,489
	Other Assets Less Liabilities - 2.3%		1,907,903
	Liability for Trust Certificates, Including Interest
	Expense and Fees Payable - (17.0)%		(14,324,470)
	Preferred Shares, at Redemption Value - (56.6)%		(47,848,627)
	Net Assets Applicable to Common Shares - 100.0%		$ 84,531,295

BlackRock Strategic Municipal Trust
Schedule of Investments September 30, 2008 (Unaudited)

Aggregate cost	$144,896,124
Gross unrealized appreciation	$1,405,621
Gross unrealized depreciation	(15,754,943)
Net unrealized depreciation	$(14,349,322)

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2008, as computed for federal income tax purposes, were as follows:

(a)	Represents a zero-coupon bond. Rate shown reflects the effective yield at the time of purchase.
(b)	CIFG Insured.
(c)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(d)	FSA Insured.
(e)	Security may have a maturity of more than one year at the time of issuance, but has variable rate and demand features that qualify it as a short-term security.
(f)	U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(g)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(h)	XL Capital Insured.
(i)	MBIA Insured.
(j)	FNMA Collateralized.
(k)	FHLMC Collateralized.
(l)	GNMA Collateralized.
(m)	AMBAC Insured.
(n)	FGIC Insured.
(o)	Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax- exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.
(p)	Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(q)	BHAC Insured.
(r)	Represents the current yield as of report date.
(s)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income
Merrill Lynch Institutional Tax-Exempt Fund	4,500,000	$54,944

BlackRock Strategic Municipal Trust
Schedule of Investments September 30, 2008 (Unaudited)
• Forward interest rate swaps outstanding as of September 30, 2008 were as follows:
	Notional	Unrealized
	Amount	Appreciation
	(000)	(Depreciation)
Pay a fixed rate of 3.251% and receive a floating
rate based on 1-week SIFMA Municipal Swap
Index Rate
Broker, JPMorgan Chase
Expires December 2018	$8,035	$171,676

Pay a fixed rate of 3.762% and receive a floating
rate based on 1-week SIFMA Municipal Swap Index
Rate
Broker, JPMorgan Chase
Expires October 2023	$10,000	(32,060)

Pay a fixed rate of 3.66% and receive a floating
rate based on 1-week SIFMA Municipal Swap Index
Rate
Broker, Citibank NA
Expires December 2028	$2,670	54,796
Total		$194,412

BlackRock Strategic Municipal Trust
Schedule of Investments September 30, 2008 (Unaudited)

•	Effective January 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 - price quotations in active markets/exchanges for identical securities
•	Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
•	Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Trust's investments:

Valuation	Investments in	Other Financial
Inputs	Securities	Instruments*
Level 1	$4,500,000	-
Level 2	140,296,489	$194,412
Level 3	-	-
Total	$144,796,489	$194,412
* Other financial instruments are swaps.

Item 2 – Controls and Procedures

2(a)–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The BlackRock Strategic Municipal Trust

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
The BlackRock Strategic Municipal Trust

Date: November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
The BlackRock Strategic Municipal Trust

Date: November 24, 2008

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
The BlackRock Strategic Municipal Trust

Date: November 24, 2008